Consolidated Balance Sheets - USD ($)	Feb. 29, 2020	Nov. 30, 2019
Current
Cash	$ 6,052	$ 64,622
Accounts receivable, net	264,237	177,202
Investment tax credits	775,736	775,736
Prepaid expenses, sundry and other assets	172,312	156,616
Inventory (Note 3)	246,756	349,131
Current Assets	1,465,093	1,523,307
Property and equipment, net (Note 4)	2,138,438	2,273,406
Assets	3,603,531	3,796,713
Current
Accounts payable	3,977,117	3,757,018
Accrued liabilities	1,136,971	927,698
Employee costs payable	1,450,497	893,864
Income tax payable (Note 10)	5,678	5,678
Promissory notes payable (Note 5)	159,863	159,863
Convertible debenture (Note 5)	1,707,131	1,744,813
Current Liabilities	8,437,257	7,488,934
Liabilities	8,437,257	7,488,934
Shareholders' equity (deficiency)
Capital stock (Note 6) Authorized: Unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 23,678,105 common shares (November 30, 2018 - 18,252,243)	46,144,402	45,561,222
Additional paid-in capital	44,190,409	44,167,721
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(95,452,958)	(93,705,585)
Shareholders' (Deficiency)/Equity	(4,833,726)	(3,692,221)
Contingencies (Note 11)
Liabilities and Shareholders' (Deficiency)/Equity	$ 3,603,531	$ 3,796,713